Revenue - Summary of Disaggregation of Revenue (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total Revenue	$ 39,462,537	$ 23,023,405	$ 57,560,470	$ 47,042,917	$ 104,603,000	$ 130,012,940	$ 93,951,121
Direct Relationships
Revenue
Total Revenue	38,715,624	22,309,716	56,370,029	45,693,961
Indirect Relationship
Revenue
Total Revenue	$ 746,913	$ 713,689	$ 1,190,440	$ 1,348,956